Summary of Significant Accounting Policies (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 22, 2023	Feb. 29, 2016 USD ($)
Summary of Significant Accounting Policies [Line Items]
Percentage of shareholder	5.00%		5.00%	80.00%
Number of operating segments	2
Allowance for credit losses	$ 7	$ 0
Cash balance	2,500
Impairment loss	$ 11,800
Cash flow discount rate	7.30%	7.10%
Right of use assets	$ 1,330	$ 1,004			$ 8,800
Associated liabilities					$ 8,700
Revenues from customers	11,200	14,200
Foreign currency translation adjustment	714	$ (991)
European Union [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance	105,841		€ 100,000
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance	250,000
Europe [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balance	$ 18,800
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	35.00%	29.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	23.00%
Three Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	61.00%
Three Customer [Member] | Europe [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	61.00%
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	35.00%	29.00%
Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues from customers	$ 11,400	$ 9,700
Two Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk percentage	34.00%	42.00%
Solar Energy Facilities [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	35 years		35 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	3 years		3 years
Software and Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	3 years		3 years
Software and Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	5 years		5 years